SCHEDULE II - Condensed Financial Information of Registrant - Statements of Income and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Net investment income	$ 124.4	$ 7.0	$ 34.1
Other income	0.1	1.9	1.0
Total revenues before net gain on distribution of Fidelis MGU	1,957.1	1,509.4	1,194.8
Net gain on distribution of Fidelis MGU	1,639.1	0.0	0.0
Total revenues	3,596.2	1,509.4	1,194.8
Expenses
General and administrative expenses	82.7	165.5	130.7
Financing costs	35.5	35.5	35.4
Income/(loss) before income taxes	2,047.2	80.1	78.7
Income tax benefit	85.3	(17.8)	(0.4)
Net income	2,132.5	62.3	78.3
Net income attributable to non-controlling interests	0.0	(9.7)	(10.0)
Net income available to common shareholders	2,132.5	52.6	68.3
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	82.4	(96.5)	(36.1)
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(9.7)	8.1	2.4
Currency translation adjustments	0.0	(1.1)	(0.2)
Total other comprehensive income/(loss)	72.7	(89.5)	(33.9)
Comprehensive income/(loss) attributable to common shareholders	2,205.2	(36.9)	34.4
Parent Company
Revenues
Net investment income	4.9	0.4	0.0
Dividend from subsidiaries	110.0	220.9	83.0
Other income	8.3	0.0	0.0
Total revenues before net gain on distribution of Fidelis MGU	123.2	221.3	83.0
Net gain on distribution of Fidelis MGU	1,670.8	0.0	0.0
Total revenues	1,794.0	221.3	83.0
Expenses
General and administrative expenses	38.5	47.2	24.8
Financing costs	30.5	30.3	30.9
Net foreign exchange losses/(gains)	3.7	(0.3)	(0.3)
Total expenses	72.7	77.2	55.4
Income/(loss) before income taxes	1,721.3	144.1	27.6
Income tax benefit	14.1	14.2	15.3
Net income	1,735.4	158.3	42.9
Net income attributable to non-controlling interests	397.1	(105.7)	25.4
Net income available to common shareholders	2,132.5	52.6	68.3
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	82.4	(96.5)	(36.1)
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(9.7)	8.1	2.4
Currency translation adjustments	0.0	(1.1)	(0.2)
Total other comprehensive income/(loss)	72.7	(89.5)	(33.9)
Comprehensive income/(loss) attributable to common shareholders	$ 2,205.2	$ (36.9)	$ 34.4